SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basic EPS
Net Loss					$ (3,980,820)	$ (4,142,666)
Weighted Average Shares					2,203,893	1,996,678
Basic Loss Per Share	$ (0.07)	$ (0.27)	$ (0.54)	$ (1.20)	$ (1.81)	$ (2.07)